Stock-Based Compensation - Summary of Stock-Based Compensation Granted as Deemed Dividends (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Nonemployee Restricted Stock Units [Member] | Cellectis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deemed dividends from grants to Cellectis employee	$ 18	$ (84)	$ 82	$ (55)	$ (289)	$ 1,168	$ 1,358